Common Stock, Stock Option Plans and Stock Compensation Agreements (Details 1) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Jan. 01, 2012	Jan. 02, 2011	Jan. 03, 2010	Dec. 28, 2008
Summary of option activity under the Plan
Weighted Average Exercise Price, Beginning of Period	$ 59.68	$ 58.66	$ 58.14
Outstanding Shares, Number, Beginning of Period	193,690	212,719	215,499
Options granted under stock-based compensation plans	9,530	13,996	21,576
Options granted, Weighted Average Exercise Price	$ 62.21	$ 62.62	$ 58.32
Options exercised, Outstanding Shares	(20,160)	(25,020)	(18,225)
Options exercised, , Weighted Average Exercise Price	$ 56.65	$ 51.84	$ 50.97
Options canceled/forfeited	(3,601)	(8,005)	(6,131)
Options canceled/forfeited, Weighted Average Exercise Price	$ 62.38	$ 62.36	$ 61.85
Outstanding Shares, Number, End of Period	179,459	193,690	212,719
Weighted Average Exercise Price, End of Period	$ 60.10	$ 59.68	$ 58.66
Aggregate Intrinsic Value, End of Period	$ 1,004	$ 648	$ 1,310	$ 597